STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Minimum annual appropriation to general reserve fund as a percentage of after tax profit	10.00%
Threshold percentage of general reserve fund to registered capital	50.00%
Amount of restricted net asset unconsolidated subsidiaries	$ 48,315,519	$ 40,221,504
Beijing U Tiger Business
Appropriation to statutory reserve funds		$ 724,008
Beijing XSYX Business
Appropriation to statutory reserve funds	$ 1,939,543